Quarterly Report
May 31, 2024
MFS®  Blended Research®
International Equity Fund
BRX-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 0.8%
Rolls-Royce Holdings PLC (a)	957,402	$5,565,406
Airlines – 0.6%
Air Canada (a)	293,129	$3,914,265
Alcoholic Beverages – 1.3%
Ambev S.A.	2,116,200	$4,658,872
Kirin Holdings Co. Ltd.	317,300	4,388,310
		$9,047,182
Apparel Manufacturers – 1.2%
Adidas AG	19,458	$4,893,197
Compagnie Financiere Richemont S.A.	14,325	2,300,829
Pandora A/S	8,485	1,395,297
		$8,589,323
Automotive – 3.1%
BYD Co. Ltd.	93,000	$2,615,870
Compagnie Generale des Etablissements Michelin	237,709	9,602,869
Kia Corp.	21,891	1,870,461
Mahindra & Mahindra Ltd.	70,135	2,112,797
Stellantis N.V.	142,930	3,161,088
Toyota Motor Corp.	113,000	2,453,489
		$21,816,574
Biotechnology – 0.2%
Hugel, Inc. (a)	10,800	$1,489,870
Brokerage & Asset Managers – 2.9%
3i Group PLC	46,053	$1,699,088
Brookfield Corp.	172,210	7,498,928
Euronext N.V.	46,662	4,600,218
iA Financial Corp., Inc.	37,163	2,419,637
IG Group Holdings PLC	413,947	4,282,270
		$20,500,141
Business Services – 2.0%
CGI, Inc. (a)	33,684	$3,326,263
Serco Group PLC	1,294,537	2,945,025
Tata Consultancy Services Ltd.	177,609	7,840,875
		$14,112,163
Chemicals – 0.6%
Nutrien Ltd.	70,879	$4,153,568
Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	38,799	$5,839,250
Computer Software - Systems – 5.7%
Constellation Software, Inc.	2,821	$7,846,662
Hitachi Ltd.	75,800	7,815,454
Hon Hai Precision Industry Co. Ltd.	2,026,000	10,757,301
NEC Corp.	63,000	4,704,389
Samsung Electronics Co. Ltd.	167,029	8,947,430
		$40,071,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.8%
Anhui Conch Cement Co. Ltd.	570,000	$1,409,621
CEMEX S.A.B. de C.V. (a)	2,500,065	1,881,698
Compagnie de Saint-Gobain S.A.	109,079	9,666,888
Heidelberg Materials AG	41,374	4,303,287
James Hardie Industries PLC, GDR (a)	33,064	1,041,544
Midea Group Co. Ltd., “A”	170,600	1,525,132
		$19,828,170
Consumer Products – 0.7%
AmorePacific Corp.	22,821	$3,200,923
Kao Corp.	44,300	1,940,282
		$5,141,205
Consumer Services – 0.3%
REA Group Ltd.	13,810	$1,729,086
Containers – 0.7%
Brambles Ltd.	533,860	$5,073,934
Electrical Equipment – 2.6%
Mitsubishi Electric Corp.	503,700	$8,743,847
Schneider Electric SE	38,537	9,646,732
		$18,390,579
Electronics – 6.5%
ASML Holding N.V.	13,689	$13,123,378
Novatek Microelectronics Corp.	138,000	2,526,209
NXP Semiconductors N.V.	11,361	3,091,328
Renesas Electronics Corp.	301,800	5,670,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,651	18,072,087
Tokyo Electron Ltd.	14,100	3,040,934
		$45,524,304
Energy - Integrated – 6.2%
Cenovus Energy, Inc.	110,262	$2,298,355
Eni S.p.A.	583,193	9,195,995
Harbour Energy PLC	990,436	4,199,452
LUKOIL PJSC (a)(u)	35,153	0
PetroChina Co. Ltd.	7,330,000	7,481,312
Petroleo Brasileiro S.A., ADR	370,788	5,765,753
Suncor Energy, Inc.	119,045	4,856,306
TotalEnergies SE	131,973	9,635,651
		$43,432,824
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	79,273	$3,335,782
Food & Beverages – 2.1%
AVI Ltd.	404,494	$1,826,629
Ezaki Glico Co. Ltd.	119,200	3,077,303
Gruma S.A.B. de C.V.	161,923	3,142,737
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	656,100	2,564,079
Nestle S.A.	20,060	2,124,379
WH Group Ltd.	2,649,500	1,807,100
		$14,542,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 2.3%
Loblaw Cos. Ltd.	31,777	$3,690,744
Sugi Holdings Co. Ltd.	173,900	2,694,778
Tesco PLC	2,429,723	9,678,405
		$16,063,927
Gaming & Lodging – 1.4%
Aristocrat Leisure Ltd.	149,025	$4,487,627
Whitbread PLC	146,650	5,567,178
		$10,054,805
General Merchandise – 0.8%
Dollarama, Inc.	60,593	$5,734,984
Insurance – 4.3%
Beazley PLC	216,900	$1,913,965
China Pacific Insurance Co. Ltd.	2,128,400	5,582,645
DB Insurance Co. Ltd.	49,091	3,693,293
Manulife Financial Corp.	207,400	5,386,815
Ping An Insurance Co. of China Ltd., “H”	786,500	4,002,463
Samsung Fire & Marine Insurance Co. Ltd.	23,866	6,061,084
Tokio Marine Holding, Inc.	106,400	3,689,986
		$30,330,251
Internet – 0.3%
Scout24 AG	28,956	$2,174,173
Leisure & Toys – 3.1%
NetEase, Inc., ADR	70,059	$6,237,353
Sankyo Co. Ltd.	574,100	5,590,781
Tencent Holdings Ltd.	205,800	9,547,009
		$21,375,143
Machinery & Tools – 2.5%
Finning International, Inc.	112,436	$3,358,355
GEA Group AG	51,036	2,119,816
OSG Corp.	202,900	2,508,386
Volvo Group	342,658	9,248,164
		$17,234,721
Major Banks – 10.7%
ABN AMRO Group N.V., GDR	423,725	$7,247,033
Banco Santander S.A.	389,520	2,057,152
BNP Paribas S.A.	125,879	9,355,811
Danske Bank A.S.	195,708	6,018,100
DBS Group Holdings Ltd.	384,780	10,268,948
Erste Group Bank AG	86,547	4,252,381
National Australia Bank Ltd.	181,514	4,125,289
National Bank of Greece S.A (a)	364,103	3,152,657
NatWest Group PLC	503,980	2,040,044
Nedbank Group Ltd.	140,537	1,709,337
OTP Bank PLC	32,198	1,551,933
Toronto-Dominion Bank	67,690	3,784,422
UBS Group AG	371,882	11,897,564
UniCredit S.p.A.	200,016	7,955,989
		$75,416,660
Medical & Health Technology & Services – 0.2%
OdontoPrev S.A.	707,900	$1,504,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.5%
ConvaTec Group PLC	1,402,203	$4,449,853
Demant A.S. (a)	72,824	3,510,621
Fisher & Paykel Healthcare Corp. Ltd.	146,743	2,665,164
		$10,625,638
Metals & Mining – 4.4%
Fortescue Ltd.	203,188	$3,335,940
Glencore PLC	1,097,039	6,763,509
Rio Tinto PLC	115,516	8,113,549
Toyota Tsusho Corp.	96,800	5,892,574
Vale S.A.	555,400	6,684,812
		$30,790,384
Other Banks & Diversified Financials – 2.7%
Banca Monte dei Paschi di Siena S.p.A.	375,878	$2,030,999
China Construction Bank Corp.	2,552,000	1,813,020
Credicorp Ltd.	28,547	4,719,390
Emirates NBD Bank PJSC	360,983	1,528,236
Hana Financial Group, Inc.	35,137	1,561,253
KB Financial Group, Inc.	86,009	4,932,371
PT Bank Mandiri Tbk	5,951,900	2,160,998
Sberbank of Russia PJSC (a)(u)	715,224	0
		$18,746,267
Pharmaceuticals – 6.7%
Chugai Pharmaceutical Co. Ltd.	136,500	$4,161,469
Novartis AG	44,020	4,552,125
Novo Nordisk A.S., “B”	30,765	4,160,012
Roche Holding AG	52,322	13,394,339
Sanofi	97,512	9,527,934
Santen Pharmaceutical Co. Ltd.	494,900	5,150,027
Sun Pharmaceutical Industries Ltd.	349,072	6,113,481
		$47,059,387
Printing & Publishing – 1.5%
Transcontinental, Inc., “A”	160,900	$1,616,142
Wolters Kluwer N.V.	55,294	8,820,871
		$10,437,013
Railroad & Shipping – 0.7%
Sankyu, Inc.	91,000	$3,296,596
West Japan Railway Co.	86,900	1,733,966
		$5,030,562
Real Estate – 2.1%
Emaar Properties PJSC	1,018,000	$2,122,999
Goodman Group, REIT	135,708	3,059,508
KDX Realty Investment Corp., REIT	3,417	3,300,302
Nomura Real Estate Holdings	147,600	3,801,428
Unibail-Rodamco-Westfield, REIT	27,110	2,382,931
		$14,667,168
Restaurants – 1.9%
Pluxee N.V. (a)	67,115	$2,093,664
Sodexo	100,147	9,321,706
Wetherspoons (J.D.) PLC (a)	199,457	1,870,430
		$13,285,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.0%
Linde PLC	16,734	$7,287,992
Specialty Stores – 3.0%
Alibaba Group Holding Ltd.	397,700	$3,892,508
NEXT PLC	59,409	7,115,888
PDD Holdings, Inc., ADR (a)	43,013	6,442,487
Vipshop Holdings Ltd., ADR	84,140	1,352,130
Walmart de Mexico S.A.B. de C.V.	641,577	2,412,177
		$21,215,190
Telecommunications - Wireless – 2.2%
KDDI Corp.	329,000	$9,137,467
PT Telekom Indonesia	19,178,800	3,422,678
Turkcell Iletisim Hizmetleri A.S.	857,479	2,658,356
		$15,218,501
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	198,967	$2,901,549
Tobacco – 0.9%
British American Tobacco PLC	191,245	$5,910,224
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	416,500	$3,305,110
E.ON SE	501,665	6,689,168
Electric Power Development Co.	108,000	1,815,916
Iberdrola S.A.	605,064	7,980,646
		$19,790,840
Total Common Stocks		$694,952,803
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	580,436	$2,001,885
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,533,162	$2,533,415

Other Assets, Less Liabilities – 0.4%		2,667,056
Net Assets – 100.0%		$702,155,159
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,533,415 and $696,954,688, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$28,169,267	$66,438,785	$—	$94,608,052
France	2,093,664	73,740,740	—	75,834,404
United Kingdom	—	72,114,286	—	72,114,286
Canada	59,885,446	—	—	59,885,446
China	19,530,802	34,934,827	—	54,465,629
South Korea	9,623,164	25,469,303	—	35,092,467
Switzerland	15,518,718	18,750,518	—	34,269,236
Taiwan	31,355,597	—	—	31,355,597
Netherlands	—	29,191,282	—	29,191,282
Other Countries	73,661,434	136,476,855	0	210,138,289
Mutual Funds	2,533,415	—	—	2,533,415
Total	$242,371,507	$457,116,596	$0	$699,488,103
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,449,765	$79,254,476	$83,171,786	$1,380	$(420)	$2,533,415
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$191,507	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
Japan	13.5%
France	10.8%
United Kingdom	10.3%
Canada	8.5%
China	7.8%
South Korea	5.0%
Switzerland	4.9%
Taiwan	4.5%
Netherlands	4.2%
Other Countries	30.5%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.